UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Brookfield Infrastructure Partners L.P.	Share capital	Retained earnings	Ownership changes	Accumulated other comprehensive income	Non-controlling interest
Beginning balance at Dec. 31, 2023	$ 4,068	$ (399)	$ 392	$ 1,115	$ (2,379)	$ 473	$ 4,467
Net (loss) income	840	519		519			321
Other comprehensive income (loss)	110	27				27	83
Comprehensive (loss) income	950	546		519		27	404
Capital provided to non-controlling interest	(1,206)						(1,206)
Distributions to non-controlling interest	(334)						(334)
Other items	52	2		2			50
Ending balance at Jun. 30, 2024	3,530	149	392	1,636	(2,379)	500	3,381
Beginning balance at Mar. 31, 2024	2,916	(379)	392	1,143	(2,379)	465	3,295
Net (loss) income	643	491		491			152
Other comprehensive income (loss)	112	35				35	77
Comprehensive (loss) income	755	526		491		35	229
Distributions to non-controlling interest	(177)						(177)
Other items	36	2		2			34
Ending balance at Jun. 30, 2024	3,530	149	392	1,636	(2,379)	500	3,381
Beginning balance at Dec. 31, 2024	2,222	(1,253)	1	509	(2,344)	581	3,475
Net (loss) income	453	(88)		(88)			541
Other comprehensive income (loss)	54	103				103	(49)
Comprehensive (loss) income	507	15		(88)		103	492
Capital provided to non-controlling interest	(176)						(176)
Distributions to non-controlling interest	(342)						(342)
Ending balance at Jun. 30, 2025	2,211	(1,238)	1	421	(2,344)	684	3,449
Beginning balance at Mar. 31, 2025	2,822	(840)	1	898	(2,344)	605	3,662
Net (loss) income	(309)	(477)		(477)			168
Other comprehensive income (loss)	65	79				79	(14)
Comprehensive (loss) income	(244)	(398)		(477)		79	154
Capital provided to non-controlling interest	(171)						(171)
Distributions to non-controlling interest	(196)						(196)
Ending balance at Jun. 30, 2025	$ 2,211	$ (1,238)	$ 1	$ 421	$ (2,344)	$ 684	$ 3,449